Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance Units and Reinvested Dividends on Outstanding Performance Units

	Years Ended December 31,
Performance Units	2018	2017	2016
Awarded Units (in thousands) (a)	581.4	590.7	597.4
Weighted Average Unit Fair Value at Grant Date	$67.21	$69.78	$62.77
Vesting Period (in years)	3	3	3

Performance Units and AEP Career Shares (Reinvested Dividends Portion)	Years Ended December 31,
	2018	2017	2016
Awarded Units (in thousands) (b)	80.2	74.6	89.2
Weighted Average Fair Value at Grant Date	$70.58	$72.35	$63.83
Vesting Period (in years)	(c)	(c)	(c)

(a)	Awarded units in 2018 and 2017 were mezzanine equity awards and awarded units in 2016 were liability awards.

(b)	Awarded dividends in 2018 and 2017 were a mix of equity awards and liability awards, and all awarded dividends in 2016 were liability awards.

(c)
The vesting period for the reinvested dividends on performance units is equal to the remaining life of the related performance units.  Dividends on AEP career shares vest immediately when the dividend is awarded but are not settled in AEP common stock until after the participant’s AEP employment ends.

Summary of Performance Scores and Performance Units Earned

	Years Ended December 31,
Performance Units	2018	2017	2016
Certified Performance Score	136.7%	164.8%	163.9%
Performance Units Earned	820,780	956,055	1,111,966
Performance Units Mandatorily Deferred as AEP Career Shares	11,248	20,213	9,963
Performance Units Voluntarily Deferred into the Incentive Compensation Deferral Program	56,826	47,177	51,684
Performance Units to be Settled in Cash	752,706	888,665	1,050,319

Summary of Cash Payouts for Performance Units and Career Shares

	Years Ended December 31,
Performance Units and AEP Career Shares	2018	2017	2016
	(in millions)
Cash Settlements for Performance Units	$66.9	$64.9	$62.7
Cash Settlements for Career Share Distributions	—	—	9.1
AEP Common Stock Settlements for Career Share Distributions	5.1	0.4	—

Status of Nonvested Performance Units

Nonvested Performance Units	Shares/Units	Weighted Average Grant Date Fair Value
	(in thousands)
Nonvested as of January 1, 2018	587.5	$64.48
Granted	617.3	67.43
Vested	—	—
Forfeited	(33.5)	65.50
Nonvested as of December 31, 2018	1,171.3	66.01

Monte Carlo Valuation Assumptions

	Years Ended December 31,
Monte Carlo Valuation	2018	2017
Valuation Period (in years) (a)	2.87	2.86
Expected Volatility Minimum	14.77%	15.65%
Expected Volatility Maximum	26.72%	27.19%
Expected Volatility Average	17.90%	19.07%
Dividend Rate (b)	—%	—%
Risk Free Rate	2.34%	1.44%

(a)	Period from award date to vesting date.

(b)	Equivalent to reinvesting dividends.

Summary of Units Awarded and Fair Value of Restricted Stock Units

	Years Ended December 31,
Restricted Stock Units	2018	2017	2016
Awarded Units (in thousands)	260.0	255.8	242.0
Weighted Average Grant Date Fair Value	$67.96	$65.26	$62.88

Total Fair Value and Total Intrinsic Value of Restricted Shares and Restricted Stock Units Vested

	Years Ended December 31,
Restricted Stock Units	2018	2017	2016
	(in millions)
Fair Value of Restricted Stock Units Vested	$16.6	$16.1	$16.4
Intrinsic Value of Restricted Stock Units Vested (a)	19.2	20.0	21.0

(a)	Intrinsic value is calculated as market price at exercise date.

Status of Nonvested Restricted Shares and Restricted Stock Units

Nonvested Restricted Stock Units	Shares/Units	Weighted Average Grant Date Fair Value
	(in thousands)
Nonvested as of January 1, 2018	529.6	$62.13
Granted	260.0	67.96
Vested	(277.5)	59.77
Forfeited	(23.0)	64.84
Nonvested as of December 31, 2018	489.1	66.01

Stock Unit Accumulation Plan for Non-employee Directors

	Years Ended December 31,
Stock Unit Accumulation Plan for Non-Employee Directors	2018	2017	2016
Awarded Units (in thousands)	11.4	14.8	19.1
Weighted Average Grant Date Fair Value	$70.41	$70.79	$64.96

Compensation Cost and Actual Tax Benefit Realized for Tax Deductions from Compensation Cost for Share-based Payment Arrangements

	Years Ended December 31,
Share-based Compensation Plans	2018	2017	2016
	(in millions)
Compensation Cost for Share-based Payment Arrangements (a)	$53.2	$79.5	$66.5
Actual Tax Benefit (b)	7.7	18.9	23.3
Total Compensation Cost Capitalized	19.7	26.4	20.8

(a)	Compensation cost for share-based payment arrangements is included in Other Operation and Maintenance expenses on the statements of income.

(b)
In December 2017, Tax Reform modified Section 162(m) of the Internal Revenue Code.  Beginning after 2017, AEP can no longer deduct certain compensation expense in excess of $1 million for certain named executive officers. This will reduce the tax benefit going forward.